June 27, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 033-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended
(“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Active M Emerging Markets Equity Fund (formerly, the Multi-Manager Emerging Markets Equity Fund), Active M International Equity Fund (formerly, the Multi-Manager International Equity Fund), Multi-Manager Global Real Estate Fund, and Multi-Manager High Yield Opportunity Fund dated June 17, 2016, filed pursuant to Rule 497 on June 17, 2016 (accession number 0001193125-16-624989).

Questions and comments concerning the filing may be directed to the undersigned at (312) 557-3275.

Very truly yours,

/s/ Angela R. Burke
Angela R. Burke

Enclosures